Restructuring and Related Charges (Details) (USD $)	12 Months Ended																	12 Months Ended								12 Months Ended								12 Months Ended														12 Months Ended								12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Cost of Sales [Member]	Sep. 30, 2012 Cost of Sales [Member]	Sep. 30, 2011 Cost of Sales [Member]	Sep. 30, 2013 Operating Expense [Member]	Sep. 30, 2012 Operating Expense [Member]	Sep. 30, 2011 Operating Expense [Member]	Sep. 30, 2013 Other Restructuring [Member]	Sep. 30, 2012 Other Restructuring [Member]	Sep. 30, 2011 Other Restructuring [Member]	Sep. 30, 2013 Global Cost Reduction Initiative [Member]	Sep. 30, 2012 Global Cost Reduction Initiative [Member]	Sep. 30, 2011 Global Cost Reduction Initiative [Member]	Sep. 30, 2013 Global Expense Rationalization Initiatives [Member]	Sep. 30, 2012 Global Expense Rationalization Initiatives [Member]	Sep. 30, 2013 Employee Severance [Member] Other Restructuring [Member] Cost of Sales [Member]	Sep. 30, 2012 Employee Severance [Member] Other Restructuring [Member] Cost of Sales [Member]	Sep. 30, 2011 Employee Severance [Member] Other Restructuring [Member] Cost of Sales [Member]	Sep. 30, 2013 Employee Severance [Member] Other Restructuring [Member] Operating Expense [Member]	Sep. 30, 2012 Employee Severance [Member] Other Restructuring [Member] Operating Expense [Member]	Sep. 30, 2011 Employee Severance [Member] Other Restructuring [Member] Operating Expense [Member]	Sep. 30, 2013 Employee Severance [Member] Global Cost Reduction Initiative [Member]	Sep. 30, 2012 Employee Severance [Member] Global Cost Reduction Initiative [Member]	Sep. 30, 2013 Employee Severance [Member] Global Cost Reduction Initiative [Member] Cost of Sales [Member]	Sep. 30, 2012 Employee Severance [Member] Global Cost Reduction Initiative [Member] Cost of Sales [Member]	Sep. 30, 2011 Employee Severance [Member] Global Cost Reduction Initiative [Member] Cost of Sales [Member]	Sep. 30, 2013 Employee Severance [Member] Global Cost Reduction Initiative [Member] Operating Expense [Member]	Sep. 30, 2012 Employee Severance [Member] Global Cost Reduction Initiative [Member] Operating Expense [Member]	Sep. 30, 2011 Employee Severance [Member] Global Cost Reduction Initiative [Member] Operating Expense [Member]	Sep. 30, 2013 Employee Severance [Member] Global Expense Rationalization Initiatives [Member]	Sep. 30, 2012 Employee Severance [Member] Global Expense Rationalization Initiatives [Member]	Sep. 30, 2013 Employee Severance [Member] Global Expense Rationalization Initiatives [Member] Cost of Sales [Member]	Sep. 30, 2012 Employee Severance [Member] Global Expense Rationalization Initiatives [Member] Cost of Sales [Member]	Sep. 30, 2011 Employee Severance [Member] Global Expense Rationalization Initiatives [Member] Cost of Sales [Member]	Sep. 30, 2013 Employee Severance [Member] Global Expense Rationalization Initiatives [Member] Operating Expense [Member]	Sep. 30, 2012 Employee Severance [Member] Global Expense Rationalization Initiatives [Member] Operating Expense [Member]	Sep. 30, 2011 Employee Severance [Member] Global Expense Rationalization Initiatives [Member] Operating Expense [Member]	Sep. 30, 2013 Other restructuring costs [Member] Other Restructuring [Member] Cost of Sales [Member]	Sep. 30, 2012 Other restructuring costs [Member] Other Restructuring [Member] Cost of Sales [Member]	Sep. 30, 2011 Other restructuring costs [Member] Other Restructuring [Member] Cost of Sales [Member]	Sep. 30, 2013 Other restructuring costs [Member] Other Restructuring [Member] Operating Expense [Member]	Sep. 30, 2012 Other restructuring costs [Member] Other Restructuring [Member] Operating Expense [Member]	Sep. 30, 2011 Other restructuring costs [Member] Other Restructuring [Member] Operating Expense [Member]	Sep. 30, 2013 Other restructuring costs [Member] Global Cost Reduction Initiative [Member]	Sep. 30, 2012 Other restructuring costs [Member] Global Cost Reduction Initiative [Member]	Sep. 30, 2013 Other restructuring costs [Member] Global Cost Reduction Initiative [Member] Cost of Sales [Member]	Sep. 30, 2012 Other restructuring costs [Member] Global Cost Reduction Initiative [Member] Cost of Sales [Member]	Sep. 30, 2011 Other restructuring costs [Member] Global Cost Reduction Initiative [Member] Cost of Sales [Member]	Sep. 30, 2013 Other restructuring costs [Member] Global Cost Reduction Initiative [Member] Operating Expense [Member]	Sep. 30, 2012 Other restructuring costs [Member] Global Cost Reduction Initiative [Member] Operating Expense [Member]	Sep. 30, 2011 Other restructuring costs [Member] Global Cost Reduction Initiative [Member] Operating Expense [Member]	Sep. 30, 2013 Other restructuring costs [Member] Global Expense Rationalization Initiatives [Member]	Sep. 30, 2012 Other restructuring costs [Member] Global Expense Rationalization Initiatives [Member]	Sep. 30, 2013 Other restructuring costs [Member] Global Expense Rationalization Initiatives [Member] Cost of Sales [Member]	Sep. 30, 2012 Other restructuring costs [Member] Global Expense Rationalization Initiatives [Member] Cost of Sales [Member]	Sep. 30, 2011 Other restructuring costs [Member] Global Expense Rationalization Initiatives [Member] Cost of Sales [Member]	Sep. 30, 2013 Other restructuring costs [Member] Global Expense Rationalization Initiatives [Member] Operating Expense [Member]	Sep. 30, 2012 Other restructuring costs [Member] Global Expense Rationalization Initiatives [Member] Operating Expense [Member]	Sep. 30, 2011 Other restructuring costs [Member] Global Expense Rationalization Initiatives [Member] Operating Expense [Member]	Sep. 30, 2013 Global Batteries and Appliances [Member] Cost of Sales [Member]	Sep. 30, 2012 Global Batteries and Appliances [Member] Cost of Sales [Member]	Sep. 30, 2011 Global Batteries and Appliances [Member] Cost of Sales [Member]	Sep. 30, 2013 Global Batteries and Appliances [Member] Operating Expense [Member]	Sep. 30, 2012 Global Batteries and Appliances [Member] Operating Expense [Member]	Sep. 30, 2011 Global Batteries and Appliances [Member] Operating Expense [Member]	Sep. 30, 2013 Global Batteries and Appliances [Member] Global Cost Reduction Initiative [Member]	Sep. 30, 2013 Global Batteries and Appliances [Member] Global Expense Rationalization Initiatives [Member]	Sep. 30, 2013 Hardware & Home Improvement [Member] Cost of Sales [Member]	Sep. 30, 2012 Hardware & Home Improvement [Member] Cost of Sales [Member]	Sep. 30, 2011 Hardware & Home Improvement [Member] Cost of Sales [Member]	Sep. 30, 2013 Global Pet Supplies [Member] Cost of Sales [Member]	Sep. 30, 2012 Global Pet Supplies [Member] Cost of Sales [Member]	Sep. 30, 2011 Global Pet Supplies [Member] Cost of Sales [Member]	Sep. 30, 2013 Global Pet Supplies [Member] Operating Expense [Member]	Sep. 30, 2012 Global Pet Supplies [Member] Operating Expense [Member]	Sep. 30, 2011 Global Pet Supplies [Member] Operating Expense [Member]	Sep. 30, 2013 Global Pet Supplies [Member] Global Cost Reduction Initiative [Member]	Sep. 30, 2013 Home and Garden Business [Member] Operating Expense [Member]	Sep. 30, 2012 Home and Garden Business [Member] Operating Expense [Member]	Sep. 30, 2011 Home and Garden Business [Member] Operating Expense [Member]	Sep. 30, 2013 Home and Garden Business [Member] Global Cost Reduction Initiative [Member]	Sep. 30, 2013 Corporate Segment [Member] Operating Expense [Member]	Sep. 30, 2012 Corporate Segment [Member] Operating Expense [Member]	Sep. 30, 2011 Corporate Segment [Member] Operating Expense [Member]	Sep. 30, 2013 Corporate Segment [Member] Global Cost Reduction Initiative [Member]	Sep. 30, 2013 Corporate Segment [Member] Global Expense Rationalization Initiatives [Member]	Jun. 16, 2010 spb_HarbingerParties [Member]
Restructuring Cost and Reserve [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent																																																																																									64.00%
Total Expected Restructuring Costs													$ 102,400,000			$ 15,500,000
Restructuring Reserve													5,351,000	4,347,000		7,285,000	0							4,927,000	3,252,000							7,320,000	0													424,000	1,095,000							(35,000)	0
Restructuring Charges	34,012,000	19,591,000	28,644,000	9,984,000	9,835,000	7,841,000	24,028,000	9,756,000	20,803,000	115,000	901,000	3,160,000	16,352,000	18,690,000	25,484,000	11,317,000		146,000	0	0	0	0	956,000			228,000	2,941,000	1,679,000	6,351,000	3,079,000	10,155,000			1,954	0	0	10,259,689	0	0	6,278,000	0	273,000	(81,000)	901,000	1,931,000			3,330,000	6,894,000	5,889,000	6,443,000	5,776,000	7,761,000			0	0	0	1,055,891	0	0	1,143,000	5,094,000	756,000	13,627,000	2,487,000	5,338,000	4,604,000	10,070,000	6,246,000	0	0	2,595,000	4,741,000	7,085,000	8,556,000	5,395,000	9,567,000	11,150,000	598,000	912,000	2,704,000	598,000	1,247,000	962,000	3,194,000	0	1,247,000
Increase (Decrease) in Restructuring Reserve													5,801,000			8,985,000								5,276,000								8,997,000														525,000								(12,000)
Payments for Restructuring													(4,811,000)			(2,085,000)								(3,576,000)								(2,060,000)														(1,235,000)								(25,000)
Restructuring Reserve, Translation Adjustment													14,000			385,000								(25,000)								383,000														39,000								2,000
Other Restructuring Costs													10,551,000			2,332,000								1,303,000								1,264,000														9,248,000								1,068,000
Restructuring and Related Cost, Cost Incurred to Date													99,372,000			11,317,000																																																				25,413,000	10,070,000										48,149,000				18,219,000				7,591,000	1,247,000
Restructuring and Related Cost, Expected Cost													$ 3,000,000			$ 4,090,000																																																				$ 500,000	$ 3,939,000										$ 2,500,000				$ 0				$ 0	$ 151,000